Consolidated Statements of Total Equity - USD ($) shares in Millions, $ in Millions	Total		Common stock	Additional paid in capital	Retained earnings	Accumulated other comprehensive (loss) income	Treasury stock	Total parent shareholders' equity	Non-controlling interest
Balance at Dec. 31, 2012	$ 3,776.1	[1]	$ 102.8	$ 1,329.3	$ 2,672.5	$ (40.5)	$ (305.5)	$ 3,758.6	$ 17.5
Balance, shares at Dec. 31, 2012			102.8
Comprehensive Income:
Net income	489.9	[1]			485.8			485.8	4.1
Foreign currency translation	(17.4)	[1]				(17.8)		(17.8)	0.4
Pension liability	58.8	[1]				58.8		58.8
Comprehensive income	531.3	[1]						526.8	4.5
Common stock incentives	36.2	[1]					36.2	36.2
Cash dividends declared	(192.4)	[1]			(192.4)			(192.4)
Repurchased shares	(147.9)	[1]					(147.9)	(147.9)
Dividends paid to non-controlling interest on subsidiary shares	(3.3)	[1]							(3.3)
Investment in subsidiary by non-controlling interest	0.4	[1]							0.4
Balance at Dec. 31, 2013	4,000.4	[1]	$ 102.8	1,329.3	2,965.9	0.5	(417.2)	3,981.3	19.1
Balance, shares at Dec. 31, 2013			102.8
Comprehensive Income:
Net income	469.0	[1]			467.8			467.8	1.2
Foreign currency translation	(204.9)	[1]				(204.5)		(204.5)	(0.4)
Pension liability	(49.0)	[1]				(49.0)		(49.0)
Comprehensive income	215.1	[1]						214.3	0.8
Common stock incentives	41.2	[1]					41.2	41.2
Cash dividends declared	(193.7)	[1]			(193.7)			(193.7)
Repurchased shares	(616.0)	[1]					(616.0)	(616.0)
Dividends paid to non-controlling interest on subsidiary shares	(4.9)	[1]							(4.9)
Balance at Dec. 31, 2014	$ 3,442.1	[1]	$ 102.8	1,329.3	3,240.0	(253.0)	(992.0)	3,427.1	15.0
Balance, shares at Dec. 31, 2014	102.8		102.8
Comprehensive Income:
Net income	$ 457.5	[1]			456.8			456.8	0.7
Net change in cash flow hedges	0.2	[1]				0.2		0.2
Foreign currency translation	(191.5)	[1]				(190.9)		(190.9)	(0.6)
Pension liability	35.0	[1]				35.0		35.0
Comprehensive income	301.2	[1]						301.1	0.1
Common stock incentives	29.0	[1]					29.0	29.0
Cash dividends declared	(197.2)	[1]			(197.2)			(197.2)
Repurchased shares	(104.4)	[1]					(104.4)	(104.4)
Investment in subsidiary by non-controlling interest	1.6	[1]							1.6
Purchase of subsidiary shares from non-controlling interest	(4.2)	[1]			(0.2)	0.2		0.0	(4.2)
Balance at Dec. 31, 2015	$ 3,468.1	[1]	$ 102.8	$ 1,329.3	$ 3,499.4	$ (408.5)	$ (1,067.4)	$ 3,455.6	$ 12.5
Balance, shares at Dec. 31, 2015	102.8		102.8

[1]	See Note 13 for further details - includes tax effects where applicable.